EQUITY - Equity Components (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 5,279	$ 5,141	$ 4,874	$ 4,644
Share capital
Balance	177	177	177	178
Share premium
Balance	612	610	608	605
Capital redemption reserve
Balance	18	18	18	17
Treasury shares
Balance	(157)	(189)	(214)	$ (257)
Retained earnings and other reserves
Balance	$ 4,629	$ 4,525	$ 4,285